Consolidated Statements of Shareholders' Equity and Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Total Velti Shareholders' Equity	Share Capital	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interests
Balance at Dec. 31, 2008	$ 30,179	$ 29,840	$ 3,043	$ 34,194	$ (10,144)	$ 2,747	$ 339
Balance (in shares) at Dec. 31, 2008			33,733,223
Increase (Decrease) in Stockholders' Equity
Net income (loss)	6,264	6,455	0	0	6,455	0	(191)
Cumulative translation adjustment	1,506	1,568	0	0	0	1,568	(62)
Total comprehensive income (loss)	7,770	8,023					(253)
Shares issued to non-executive directors as remuneration in exchange for services	158	158	21	137	0	0	0
Shares issued to non-executive directors as remuneration in exchange for services (in shares)			72,013
Shares issued upon vesting of deferred share awards and option exercises	41	41	41	0	0	0	0
Shares issued upon vesting of deferred share awards and option exercises (in shares)			533,400
Issuance of shares related to acquisitions	1,120	1,120	41	1,079	0	0	0
Issuance of shares related to acquisitions (in shares)			496,625
Issuance of shares in connection with certain debt financing	2,253	2,253	60	2,193	0	0	0
Issuance of shares in connection with certain debt financing (in shares)			875,000
Issuance of share capital in public offerings and private offering of securities to institutional investors, net of issuance costs	4,281	4,281	133	4,148	0	0	0
Issuance of share capital in public offerings and private offering of securities to institutional investors, net of issuance costs (in shares)			1,820,000
Share-based compensation	1,134	1,134	0	1,134	0	0	0
Balance at Dec. 31, 2009	46,936	46,850	3,339	42,885	(3,689)	4,315	86
Balance (in shares) at Dec. 31, 2009			37,530,261
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(15,750)	(15,669)	0	0	(15,669)	0	(81)
Cumulative translation adjustment	(2,700)	(2,676)	0	0	0	(2,676)	(24)
Total comprehensive income (loss)	(18,450)	(18,345)					(105)
Shares issued upon vesting of deferred share awards and option exercises	58	58	44	14	0	0	0
Shares issued upon vesting of deferred share awards and option exercises (in shares)			641,279
Issuance of shares related to acquisitions	1,453	1,258	14	1,244	0	0	195
Issuance of shares related to acquisitions (in shares)			170,220
Share-based compensation	6,272	6,272	0	6,272	0	0	0
Balance at Dec. 31, 2010	36,269	36,093	3,397	50,415	(19,358)	1,639	176
Balance (in shares) at Dec. 31, 2010	38,341,760		38,341,760
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(15,238)	(15,368)	0	0	(15,368)	0	130
Cumulative translation adjustment	(20,907)	(20,685)	0	0	0	(20,685)	(222)
Total comprehensive income (loss)	(36,145)	(36,053)					(92)
Shares issued upon vesting of deferred share awards and option exercises	500	500	118	382	0	0	0
Shares issued upon vesting of deferred share awards and option exercises (in shares)			1,474,950
Share withholding in lieu of employee tax withholding	1,633	1,633	0	1,633	0	0	0
Issuance of share capital in public offerings and private offering of securities to institutional investors, net of issuance costs	270,873	270,873	1,633	269,240	0	0	0
Issuance of share capital in public offerings and private offering of securities to institutional investors, net of issuance costs (in shares)			21,974,275
Share-based compensation	27,627	27,627	0	27,627	0	0	0
Balance at Dec. 31, 2011	$ 297,491	$ 297,407	$ 5,148	$ 346,031	$ (34,726)	$ (19,046)	$ 84
Balance (in shares) at Dec. 31, 2011	61,790,985		61,790,985